Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income before Income Taxes and Provision for Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	2019	2020	2021
Income before income taxes:
Japan	¥254,352	¥223,327	¥171,569
Overseas	141,378	189,234	115,992

	¥395,730	¥412,561	¥287,561

Provision for income taxes:
Current—
Japan	¥83,995	¥55,577	¥45,262
Overseas	19,824	35,370	19,967

	103,819	90,947	65,229

Deferred—
Japan	(51,795)	9,643	10,642
Overseas	16,667	5,247	14,876

	(35,128)	14,890	25,518

Provision for income taxes	¥68,691	¥105,837	¥90,747

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes
Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	2019	2020	2021
Income before income taxes	¥395,730	¥412,561	¥287,561

Tax provision computed at statutory rate	¥124,655	¥129,957	¥90,582
Increases (reductions) in taxes due to:
Change in valuation allowance	(329)	2,505	6,808
Nondeductible expenses	4,431	4,319	2,751
Nontaxable income	(15,176)	(3,612)	(1,629)
Effect of lower tax rates on certain subsidiaries	(17,950)	(24,862)	(12,895)
Effect of investor taxes on earnings of subsidiaries	(26,756)	3,039	4,590
Effect of the tax law and rate changes	(1,264)	(6,642)	1,158
Other, net	1,080	1,133	(618)

Provision for income taxes	¥68,691	¥105,837	¥90,747

Total Income Tax Expense Recognized
Total income tax expense recognized in fiscal 2019, 2020 and 2021 was allocated as follows:

	Millions of yen
	2019	2020	2021
Provision for income taxes	¥68,691	¥105,837	¥90,747
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	4,013	(7,016)	(6,212)
Net change of debt valuation adjustments	90	340	(349)
Net change of defined benefit pension plans	(2,864)	448	2,615
Net change of foreign currency translation adjustments	729	10,276	(13,958)
Net change of unrealized gains (losses) on derivative instruments	(1,258)	(2,163)	1,883
Adjustments to retained earnings for changes in accounting principles *	(967)	0	(17,113)
Other direct adjustments to shareholders’ equity	0	0	1,521

Total income tax expense	¥68,434	¥107,722	¥59,134

*	The amount for fiscal 2019 reflects the tax effect of the adoption of Accounting Standards Update 2014-09 (“Revenue from Contracts with Customers”—ASC 606 (“Revenue from Contracts with Customers”)),

Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities at March 31, 2020 and 2021 are as follows:

	Millions of yen
	2020	2021
Assets:
Net operating loss carryforwards	¥22,471	¥25,083
Allowance for doubtful receivables on finance leases and probable loan losses	14,557	0
Allowance for credit losses	0	25,322
Investment in securities	11,305	9,983
Accrued expenses	18,978	24,393
Investment in operating leases	11,654	12,911
Property under facility operations	8,091	8,480
Installment loans	4,353	4,392
Unrealized losses on investment in securities	4,877	7,859
Lease liabilities	78,697	85,422
Other	56,169	61,002

	231,152	264,847
Less: valuation allowance	(15,369)	(21,560)

	215,783	243,287
Liabilities:
Net investment in Leases	8,594	9,705
Investment in operating leases	105,667	111,102
Unrealized gains on investment in securities	4,687	2,502
Deferred insurance policy acquisition costs	62,321	69,249
Policy liabilities and policy account balances	42,949	62,274
Property under facility operations	17,352	10,183
Other intangible assets	97,383	112,234
Undistributed earnings	47,878	38,408
Prepaid benefit cost	8,837	12,187
Advances paid	10,218	11,742
Right-of-use assets	79,642	86,064
Other	31,318	19,973

	516,846	545,623

Net deferred tax liabilit y	¥301,063	¥302,336

Net deferred tax assets and liabilities at March 31, 2020 and 2021 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2020	2021
Other assets	¥27,084	¥38,954
Income taxes: Deferred	328,147	341,290

Net deferred tax liability	¥301,063	¥302,336

Net Operating Loss Carryforwards Expire Date
The Company and certain subsidiaries have net operating loss carryforwards of ¥226,385 million at March 31, 2021, which expire as follows:

Years ending March 31,	Millions of yen
2022	¥7,307
2023	8,757
2024	17,895
2025	10,279
2026	24,346
Thereafter	121,639
Indefinite period	36,162

Total	¥226,385